MARKETABLE SECURITIES AND ACCRUED INTEREST	12 Months Ended
Dec. 31, 2018
Marketable Securities and Accrued Interest [Abstract]
Marketable Securities and Accrued Interest Disclosure [Text Block]
NOTE 4:-	MARKETABLE SECURITIES AND ACCRUED INTEREST

The following is a summary of available-for-sale marketable securities:

	December 31, 2017
	Amortized	Unrealized	Unrealized	Fair
	cost	gains	losses	Value
Corporate bonds:
Maturing within one year	$6,883	$-	$(9)	$6,874
Maturing between one to two years	20,510	10	(45)	20,475
Accrued interest	213	-	-	213

	$27,606	$10	$(54)	$27,562

	December 31, 2018
	Amortized	Unrealized	Unrealized	Fair
	cost	gains	losses	Value
Corporate bonds:
Maturing within one year	$19,463	$-	$(32)	$19,431
Accrued interest	171	-	-	171

	$19,634	$-	$(32)	$19,602

These investments were issued by highly rated corporations. Accordingly, it is expected that the securities would not be settled at a price less than the amortized cost of the Group's investment. As of December 31, 2017 and 2018, the Group did not have any investment in marketable securities that were in an unrealized loss position for a period of twelve months or greater. Since the Group had the ability and intent to hold these investments until an anticipated recovery of fair value, which may be until maturity, the Group did not consider these investments to be other-than-temporarily impaired as of December 31, 2017 and 2018. Unrealized gains (losses) are valued using alternative pricing sources and models utilizing observable market inputs.